Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Text Block]
4.            Inventory

Inventory consists of the following:

	March 31, 2013	December 31, 2012

Inventory - finished goods	$272,292	$306,706
Inventory - parts	76,090	83,509
Total	348,382	390,215
Allowance for losses and obsolescence	(87,100)	(97,550)
Net inventory	$261,282	$292,665

 (3)           Inventory

Inventory consists of the following at December 31, 2012 and 2011:

	2012	2011

Inventory - finished goods	$306,706	$412,291
Inventory - parts	83,509	113,593
Gross inventory	390,215	525,884
Provision for losses and obsolescence	(97,550)	(129,600)
Net inventory	$292,665	$396,284